Concentration of Credit Risk	6 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
Note 4 - Concentration of Credit Risk

The Company maintains cash in bank deposit accounts in PRC and Hong Kong. The Company performs ongoing evaluations of this institution to limit its concentration risk exposure.

The Company sells organic compound principally in the PRC. Because of this, the Company is subject to regional risks, such as the economy, regional financial conditions and unemployment, weather conditions, power outages, and other natural disasters specific to the region in which the Company operates.

Details of major customers accounting for 10% or more of the Company’s sales or trade receivables are as follows:

	Sales		Trade receivables
	December 31, 2017	June 30, 2017	December 31, 2017	June 30, 2017
Customer A	6.25%	11.22%	11.27%	6.46%
Customer B	0%	4.13%	34.87%	11.61%
Customer C	0%	15.21%	0%	0%
Customer D	4.1%	5.83%	42.67%	29.52%
Customer E	13.2%	0%	6.2%	0%

Details of suppliers accounting for 10% or more of the Company’s purchases or trade payables are as follows:

	Purchases		Trade payables
	December 31, 2017	June 30, 2017	December 31, 2017	June 30, 2017
Supplier A	0%	33.77%	44.93%	0%
Supplier B	12.98%	37.93%	0%	10.35%
Supplier C	0%	0%	36.7%	53.03%
Supplier D	0%	21.09%	0%	0%